Statements of Operations (USD $)	11 Months Ended
Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 254,992
Cost of Sales	88,631
Gross Profit	166,361
COSTS AND EXPENSES:
General and administrative	219,052
Advertising and marketing	51,476
Total Cost and expenses	270,528
NET LOSS	$ (104,167)